Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

11. INCOME TAXES

     No provision for federal or state income taxes is included in our results of operations as such income is taxable directly to the partners. Accordingly, each partner is responsible for its share of federal and state income tax. Net earnings for financial statement purposes may differ significantly from taxable income reportable to each partner as a result of differences between the tax basis and financial reporting basis of assets and liabilities.

     We are responsible for our portion of the Texas Margin tax that is included in Crestwood Holdings' consolidated Texas franchise tax return. Our current tax liability will be assessed based on 0.7% of the gross revenue apportioned to Texas. The margin tax qualifies as an income tax under GAAP, which requires us to recognize the impact of this tax on the temporary differences between the financial statement assets and liabilities and their tax basis attributable to such tax. For the years ended December 31, 2012, 2011 and 2010, there were no temporary differences recognized in our consolidated statements of income.

     Prior to the closing of the Crestwood Transaction on October 1, 2010, our activity was included in Quicksilver's Texas Franchise tax combined report. As a result, we had a deferred tax liability which represented the change in the tax basis and financial reporting basis of our assets and liabilities. During 2010, we reversed a deferred tax liability of $0.8 million as a result of the change in organization structure with the Crestwood Transaction.

     Uncertain Tax Positions. We evaluate the uncertainty in tax positions taken or expected to be taken in the course of preparing our consolidated financial statements to determine whether the tax positions are more likely than not of being sustained by the applicable tax authority. Tax positions with respect to tax at the partnership level deemed not to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. We believe that there are no uncertain tax positions that would impact our operations for the years ended December 31, 2012, 2011 and 2010 and that no provision for income tax is required for these consolidated financial statements. However, our conclusions regarding the evaluation are subject to review and may change based on factors including, but not limited to, ongoing analyses of tax laws, regulations and interpretations thereof.